Note 6 - Segment Information	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
6.

Segment Information

We have
one
operating segment with operations primarily in the United States and Canada. Sales are assigned to geographic locations based on the location of customers. Sales by geographic location are as follows (in thousands):

	Three months ended March 31,
	2021	2020
Revenue:
United States	$2,260	$2,151
Canada	580	624
Other countries	17	17
Total revenue	$2,857	$2,792

During the
three
months ended
March 31, 2021
and
2020,
one
(Lassonde) of our customers represented an aggregate of approximately
20%
and
22%
of our revenue, respectively.